Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 35.2%
		Argentina: 0.2%
300,000	(1)	Arcos Dorados Holdings, Inc., 5.875%, 04/04/2027	$ 316,315	0.2

		Brazil: 3.4%
600,000	(1)	Banco BTG Pactual SA/Cayman Islands, 4.500%, 01/10/2025	642,006	0.3
1,590,000	(1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	1,689,391	0.9
1,200,000		Petrobras Global Finance BV, 5.600%, 01/03/2031	1,380,960	0.7
1,250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	1,459,062	0.8
1,000,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	1,239,280	0.7
			6,410,699	3.4

		Chile: 2.8%
900,000	(1)	Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031	1,019,961	0.5
1,150,000	(1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,348,775	0.7
750,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	923,094	0.5
1,500,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,641,429	0.9
300,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	333,569	0.2
			5,266,828	2.8

		China: 1.5%
1,700,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,853,264	0.9
1,000,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,103,870	0.6
			2,957,134	1.5

		Colombia: 1.5%
1,250,000		Ecopetrol SA, 6.875%, 04/29/2030	1,615,625	0.9
600,000	(1)	Millicom International Cellular SA, 4.500%, 04/27/2031	648,750	0.3
550,000	(1)	Oleoducto Central SA, 4.000%, 07/14/2027	597,581	0.3
			2,861,956	1.5

		Georgia: 0.5%
1,000,000	(1)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/2021	1,008,750	0.5

		Indonesia: 4.6%
750,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	841,126	0.4
975,000	(1)	Medco Bell Pte Ltd, 6.375%, 01/30/2027	999,862	0.5
750,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	807,013	0.4
1,000,000	(1)	Pertamina Persero PT, 3.650%, 07/30/2029	1,117,500	0.6
1,000,000		Pertamina Persero PT, 5.625%, 05/20/2043	1,240,071	0.7
750,000	(2)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	831,420	0.4
2,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	2,217,120	1.2
500,000	(1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	670,000	0.4
			8,724,112	4.6

		Kazakhstan: 2.1%
2,000,000	(1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	2,189,816	1.1
500,000		KazMunayGas National Co. JSC, 5.750%, 04/19/2047	671,888	0.4
750,000	(1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	1,080,715	0.6
			3,942,419	2.1

		Malaysia: 1.9%
750,000	(1)	Petronas Capital Ltd., 4.550%, 04/21/2050	1,005,769	0.5
1,750,000	(1)	Petronas Capital Ltd., 4.800%, 04/21/2060	2,537,806	1.4
			3,543,575	1.9

		Mexico: 5.5%
500,000	(1),(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	565,625	0.3
1,000,000	(1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	1,108,645	0.6
1,000,000	(1)	BBVA Bancomer SA/Texas, 1.875%, 09/18/2025	1,011,250	0.5
1,000,000	(1)	Cemex SAB de CV, 7.375%, 06/05/2027	1,139,250	0.6
500,000	(1)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	580,527	0.3
450,000		Petroleos Mexicanos, 4.500%, 01/23/2026	449,096	0.2

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Mexico: (continued)
350,000		Petroleos Mexicanos, 5.500%, 06/27/2044	$ 301,700	0.2
1,000,000		Petroleos Mexicanos, 6.500%, 03/13/2027	1,054,940	0.6
500,000		Petroleos Mexicanos, 6.500%, 01/23/2029	517,755	0.3
500,000		Petroleos Mexicanos, 6.750%, 09/21/2047	469,553	0.2
1,275,000		Petroleos Mexicanos, 6.875%, 08/04/2026	1,394,850	0.7
1,000,000		Petroleos Mexicanos, 6.950%, 01/28/2060	940,850	0.5
950,000	(1)	Total Play Telecomunicaciones SA de CV, 7.500%, 11/12/2025	950,000	0.5
			10,484,041	5.5

		Panama: 2.6%
1,000,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,083,150	0.6
500,000	(1)	Autoridad del Canal de Panama, 4.950%, 07/29/2035	633,397	0.3
750,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	751,875	0.4
1,200,000	(1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	1,497,846	0.8
1,000,000	(1),(2)	ENA Master Trust, 4.000%, 05/19/2048	1,078,750	0.5
			5,045,018	2.6

		Peru: 2.4%
500,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	530,255	0.3
1,350,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	1,370,250	0.7
500,000		Kallpa Generacion SA, 4.125%, 08/16/2027	539,500	0.3
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	539,500	0.3
250,000		Petroleos del Peru SA, 4.750%, 06/19/2032	287,395	0.2
1,000,000	(1)	Petroleos del Peru SA, 5.625%, 06/19/2047	1,225,760	0.6
			4,492,660	2.4

		Russia: 1.9%
1,250,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	1,418,749	0.8
1,350,000		Gazprom PJSC Via Gaz Finance PLC, 4.599%, 12/31/2199	1,408,050	0.7
750,000	(1)	Lukoil Securities BV, 3.875%, 05/06/2030	812,347	0.4
			3,639,146	1.9

		Saudi Arabia: 2.5%
750,000	(1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	764,309	0.4
1,000,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	1,014,117	0.5
3,000,000	(1)	Saudi Arabian Oil Co., 3.500%, 11/24/2070	3,037,359	1.6
			4,815,785	2.5

		South Africa: 0.6%
1,000,000	(1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	1,106,350	0.6

		Thailand: 0.5%
875,000	(1),(3)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	917,044	0.5

		Turkey: 0.3%
500,000	(1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	513,825	0.3

		United Arab Emirates: 0.4%
750,000		DP World Crescent Ltd., 3.875%, 07/18/2029	823,793	0.4

		Venezuela: 0.0%
1,000,000	(4),(5)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	32,000	0.0
1,750,000	(4),(5)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	52,500	0.0
			84,500	0.0

	Total Corporate Bonds/Notes
	(Cost $62,091,273)		66,953,950	35.2

SOVEREIGN BONDS: 62.3%
		Angola: 0.6%
750,000	(1)	Angolan Government International Bond, 8.000%, 11/26/2029	706,905	0.3
500,000	(1)	Angolan Government International Bond, 9.500%, 11/12/2025	520,802	0.3
			1,227,707	0.6

		Argentina: 1.6%
1,883,778	(6)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	766,697	0.4
4,906,220	(6)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 1.125% on 07/09/2021), 07/09/2035	1,800,583	0.9

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Argentina: (continued)
701,019	(6)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 2.000% on 07/09/2021), 01/09/2038	$ 287,944	0.2
374,361		Argentine Republic Government International Bond, 1.000%, 07/09/2029	162,660	0.1
			3,017,884	1.6

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan International Bond, 4.750%, 03/18/2024	549,286	0.3

		Bahrain: 1.2%
2,000,000		Bahrain Government International Bond, 7.375%, 05/14/2030	2,382,150	1.2

		Belarus: 0.4%
700,000		Republic of Belarus International Bond, 6.200%, 02/28/2030	711,074	0.4

		Colombia: 3.4%
500,000		Colombia Government International Bond, 3.000%, 01/30/2030	524,943	0.3
2,000,000		Colombia Government International Bond, 4.125%, 05/15/2051	2,229,000	1.2
1,750,000		Colombia Government International Bond, 5.000%, 06/15/2045	2,141,562	1.1
500,000		Colombia Government International Bond, 6.125%, 01/18/2041	672,500	0.4
700,000		Colombia Government International Bond, 8.125%, 05/21/2024	860,051	0.4
			6,428,056	3.4

		Costa Rica: 1.3%
1,100,000	(1)	Costa Rica Government International Bond, 4.250%, 01/26/2023	1,057,375	0.6
1,500,000	(2)	Costa Rica Government International Bond, 6.125%, 02/19/2031	1,404,375	0.7
			2,461,750	1.3

		Croatia: 0.3%
500,000		Croatia Government International Bond, 5.500%, 04/04/2023	551,513	0.3

		Dominican Republic: 5.3%
1,500,000	(1)	Dominican Republic International Bond, 4.875%, 09/23/2032	1,663,125	0.9
1,000,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	1,128,750	0.6
750,000		Dominican Republic International Bond, 5.875%, 04/18/2024	822,187	0.4
2,000,000		Dominican Republic International Bond, 5.875%, 01/30/2060	2,210,000	1.2
1,500,000		Dominican Republic International Bond, 6.000%, 07/19/2028	1,798,125	0.9
600,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	681,687	0.4
1,500,000	(1)	Dominican Republic International Bond, 6.875%, 01/29/2026	1,813,125	0.9
			10,116,999	5.3

		Ecuador: 1.0%
800,850	(1),(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 5.000% on 07/31/2021), 07/31/2030	515,547	0.3
1,807,845	(1),(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 1.000% on 07/31/2021), 07/31/2035	987,553	0.5
717,550	(1),(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 0.500% on 07/31/2021), 07/31/2040	367,752	0.2
			1,870,852	1.0

		Egypt: 3.9%
750,000	(1),(2)	Egypt Government International Bond, 5.875%, 06/11/2025	815,973	0.4
1,000,000		Egypt Government International Bond, 7.500%, 01/31/2027	1,159,191	0.6
1,100,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	1,267,772	0.7
700,000		Egypt Government International Bond, 8.500%, 01/31/2047	795,638	0.4
1,750,000	(1)	Egypt Government International Bond, 8.700%, 03/01/2049	2,028,906	1.1
1,100,000	(1)	Egypt Government International Bond, 8.875%, 05/29/2050	1,293,908	0.7
			7,361,388	3.9

		El Salvador: 0.5%
1,000,000	(1)	El Salvador Government International Bond, 6.375%, 01/18/2027	951,510	0.5

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Gabon: 0.3%
500,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	$ 517,529	0.3

		Ghana: 2.6%
1,750,000		Ghana Government International Bond, 7.875%, 03/26/2027	1,929,720	1.0
2,000,000		Ghana Government International Bond, 7.875%, 02/11/2035	2,063,420	1.1
1,000,000		Ghana Government International Bond, 8.750%, 03/11/2061	1,026,250	0.5
			5,019,390	2.6

		Honduras: 0.3%
250,000		Honduras Government International Bond, 5.625%, 06/24/2030	286,875	0.2
200,000		Honduras Government International Bond, 6.250%, 01/19/2027	232,200	0.1
			519,075	0.3

		Hungary: 0.5%
500,000		Hungary Government International Bond, 7.625%, 03/29/2041	888,226	0.5

		Indonesia: 3.9%
500,000	(1)	Indonesia Government International Bond, 4.125%, 01/15/2025	560,342	0.3
300,000		Indonesia Government International Bond, 4.750%, 02/11/2029	364,219	0.2
1,250,000		Indonesia Government International Bond, 5.250%, 01/17/2042	1,623,906	0.8
1,250,000		Indonesia Government International Bond, 8.500%, 10/12/2035	2,047,638	1.1
1,000,000		Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050	1,106,920	0.6
1,500,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,722,255	0.9
			7,425,280	3.9

		Ivory Coast: 0.7%
1,237,154	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,251,893	0.7

		Jamaica: 1.3%
1,200,000		Jamaica Government International Bond, 7.875%, 07/28/2045	1,725,000	0.9
500,000		Jamaica Government International Bond, 8.000%, 03/15/2039	732,500	0.4
			2,457,500	1.3

		Jordan: 0.6%
1,000,000	(1)	Jordan Government International Bond, 5.850%, 07/07/2030	1,105,810	0.6

		Kazakhstan: 1.5%
1,750,000	(1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,830,056	1.5

		Kenya: 0.9%
500,000	(1)	Kenya Government International Bond, 6.875%, 06/24/2024	549,005	0.3
500,000		Kenya Government International Bond, 7.250%, 02/28/2028	562,206	0.3
600,000		Kenya Government International Bond, 8.000%, 05/22/2032	700,616	0.3
			1,811,827	0.9

		Lebanon: 0.3%
2,000,000	(4)	Lebanon Government International Bond, 6.100%, 10/04/2022	299,320	0.2
2,000,000	(4)	Lebanon Government International Bond, 6.850%, 03/23/2027	283,440	0.1
			582,760	0.3

		Mexico: 1.6%
940,000	(2)	Mexico Government International Bond, 3.250%, 04/16/2030	1,017,334	0.5
750,000		Mexico Government International Bond, 4.350%, 01/15/2047	858,221	0.5
1,000,000		Mexico Government International Bond, 4.500%, 04/22/2029	1,175,875	0.6
			3,051,430	1.6

		Morocco: 1.2%
750,000	(1)	Morocco Government International Bond, 3.000%, 12/15/2032	763,507	0.4
1,500,000	(1)	Morocco Government International Bond, 4.000%, 12/15/2050	1,551,314	0.8
			2,314,821	1.2

		Nigeria: 1.0%
1,000,000		Nigeria Government International Bond, 6.500%, 11/28/2027	1,080,025	0.5
300,000		Nigeria Government International Bond, 7.875%, 02/16/2032	330,804	0.2

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Nigeria: (continued)
500,000		Nigeria Government International Bond, 7.696%, 02/23/2038	$ 534,688	0.3
			1,945,517	1.0

		Oman: 1.1%
500,000	(1)	Oman Government International Bond, 5.375%, 03/08/2027	511,225	0.3
800,000		Oman Government International Bond, 6.000%, 08/01/2029	827,720	0.4
750,000	(1)	Oman Government International Bond, 6.500%, 03/08/2047	738,424	0.4
			2,077,369	1.1

		Pakistan: 0.3%
500,000		Third Pakistan International Sukuk Co. Ltd./The, 5.500%, 10/13/2021	507,430	0.3

		Panama: 2.3%
500,000		Panama Government International Bond, 3.875%, 03/17/2028	574,922	0.3
500,000		Panama Government International Bond, 4.500%, 04/16/2050	645,000	0.3
1,250,000		Panama Government International Bond, 6.700%, 01/26/2036	1,861,619	1.0
800,000		Panama Government International Bond, 9.375%, 04/01/2029	1,248,848	0.7
			4,330,389	2.3

		Paraguay: 1.0%
200,000		Paraguay Government International Bond, 4.625%, 01/25/2023	215,500	0.1
750,000		Paraguay Government International Bond, 5.000%, 04/15/2026	881,250	0.5
650,000		Paraguay Government International Bond, 5.600%, 03/13/2048	838,507	0.4
			1,935,257	1.0

		Peru: 1.0%
500,000		Peruvian Government International Bond, 2.780%, 12/01/2060	505,500	0.3
500,000		Peruvian Government International Bond, 2.783%, 01/23/2031	549,880	0.3
500,000		Peruvian Government International Bond, 5.625%, 11/18/2050	788,397	0.4
			1,843,777	1.0

		Philippines: 1.4%
750,000		Philippine Government International Bond, 6.375%, 01/15/2032	1,074,195	0.6
1,000,000		Philippine Government International Bond, 7.750%, 01/14/2031	1,543,853	0.8
			2,618,048	1.4

		Poland: 0.4%
750,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	847,214	0.4

		Qatar: 2.0%
1,350,000	(1)	Qatar Government International Bond, 3.750%, 04/16/2030	1,591,414	0.8
500,000	(1)	Qatar Government International Bond, 4.000%, 03/14/2029	593,750	0.3
750,000	(1)	Qatar Government International Bond, 4.400%, 04/16/2050	979,425	0.5
500,000	(1)	Qatar Government International Bond, 4.817%, 03/14/2049	683,595	0.4
			3,848,184	2.0

		Romania: 1.5%
1,500,000	(1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,613,033	0.8
750,000	(1)	Romanian Government International Bond, 4.000%, 02/14/2051	818,105	0.4
400,000		Romanian Government International Bond, 5.125%, 06/15/2048	511,000	0.3
			2,942,138	1.5

		Russia: 3.3%
1,500,000		Republic of Serbia, 2.125%, 12/01/2030	1,486,650	0.8
1,000,000		Russia Government Bond, 5.625%, 04/04/2042	1,393,125	0.7
1,800,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,082,409	1.1
1,000,000		Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	1,387,563	0.7
			6,349,747	3.3

		Senegal: 0.3%
500,000		Senegal Government International Bond, 6.250%, 05/23/2033	562,728	0.3

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		South Africa: 1.8%
2,000,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	$ 2,089,360	1.1
500,000		Republic of South Africa Government International Bond, 5.750%, 09/30/2049	502,662	0.3
800,000		Republic of South Africa Government International Bond, 6.300%, 06/22/2048	857,214	0.4
			3,449,236	1.8

		Sri Lanka: 1.0%
500,000	(1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	348,410	0.2
2,000,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,160,360	0.6
750,000		Sri Lanka Government International Bond, 7.550%, 03/28/2030	433,013	0.2
			1,941,783	1.0

		Turkey: 4.0%
1,000,000	(1)	Istanbul Metropolitan Municipality, 6.375%, 12/09/2025	1,026,275	0.5
950,000		Turkey Government International Bond, 4.875%, 10/09/2026	962,949	0.5
500,000		Turkey Government International Bond, 5.125%, 02/17/2028	507,475	0.3
900,000		Turkey Government International Bond, 5.600%, 11/14/2024	945,090	0.5
1,000,000		Turkey Government International Bond, 6.375%, 10/14/2025	1,082,815	0.6
1,750,000		Turkey Government International Bond, 7.375%, 02/05/2025	1,956,637	1.0
1,000,000		Turkey Government International Bond, 7.625%, 04/26/2029	1,156,611	0.6
			7,637,852	4.0

		Ukraine: 2.5%
1,111,000		Ukraine Government International Bond, 7.253%, 03/15/2033	1,216,478	0.7
650,000		Ukraine Government International Bond, 7.375%, 09/25/2032	716,219	0.4
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2022	370,834	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2023	381,163	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2024	385,515	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2025	388,809	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2026	391,629	0.2
225,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2027	255,901	0.1
500,000		Ukraine Government International Bond, 9.750%, 11/01/2028	616,575	0.3
			4,723,123	2.5

		Uruguay: 1.5%
1,500,000		Uruguay Government International Bond, 4.375%, 10/27/2027	1,779,090	0.9
250,000		Uruguay Government International Bond, 4.375%, 01/23/2031	307,266	0.2
500,000		Uruguay Government International Bond, 7.625%, 03/21/2036	811,523	0.4
			2,897,879	1.5

		Venezuela: 0.1%
1,250,000	(4)	Venezuela Government International Bond, 9.250%, 09/15/2027	121,875	0.1

		Zambia: 0.3%
750,000	(1)	Zambia Government International Bond, 8.500%, 04/14/2024	405,474	0.2
500,000	(1)	Zambia Government International Bond, 8.970%, 07/30/2027	265,008	0.1
			670,482	0.3

	Total Sovereign Bonds
	(Cost $113,353,119)		118,655,794	62.3

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		1.750%,01/31/2023	18,607	0.0

	Total U.S. Treasury Obligations
	(Cost $18,000)		18,607	0.0

	Total Long-Term Investments
	(Cost $175,462,392)		185,628,351	97.5

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Repurchase Agreements: 1.3%
1,000,000	(7) Citigroup, Inc., Repurchase Agreement dated 12/31/20, 0.07%, due 01/04/21 (Repurchase Amount $1,000,008, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.000%, Market Value plus accrued interest $1,020,000, due 09/15/21-01/01/51)	$ 1,000,000	0.5
570,026	(7) Daiwa Capital Markets, Repurchase Agreement dated 12/31/20, 0.07%, due 01/04/21 (Repurchase Amount $570,030, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $581,427, due 01/26/21-01/01/51)	570,026	0.3
1,000,000	(7) RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/20, 0.08%, due 01/04/21 (Repurchase Amount $1,000,009, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 01/05/21-12/20/50)	1,000,000	0.5

	Total Repurchase Agreements (Cost $2,570,026)	2,570,026	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
1,663,000	(8) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $1,663,000)	1,663,000	0.9

	Total Short-Term Investments (Cost $4,233,026)	4,233,026	2.2
	Total Investments in Securities (Cost $179,695,418)	$ 189,861,377	99.7
	Assets in Excess of Other Liabilities	539,069	0.3
	Net Assets	$ 190,400,446	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2020.
(4)	Defaulted security.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2020, the Fund held restricted securities with a fair value of $84,500 or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2020.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of December 31, 2020.

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	62.3%
Energy	19.0
Utilities	5.3
Financial	3.9
Basic Materials	3.0
Industrial	1.5
Communications	1.4
Consumer, Non-cyclical	0.9
Consumer, Cyclical	0.2
U.S. Treasury Obligations	0.0
Short-Term Investments	2.2
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$66,953,950	$–	$66,953,950
Sovereign Bonds	–	118,655,794	–	118,655,794
U.S. Treasury Obligations	–	18,607	–	18,607
Short-Term Investments	1,663,000	2,570,026	–	4,233,026
Total Investments, at fair value	$1,663,000	$188,198,377	$–	$189,861,377
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,151	–	1,151
Futures	115,432	–	–	115,432
Total Assets	$1,778,432	$188,199,528	$–	$189,977,960
Liabilities Table
Other Financial Instruments+
Futures	$(49,842)	$–	$–	$(49,842)
Total Liabilities	$(49,842)	$–	$–	$(49,842)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2020, Voya Emerging Markets Hard Currency Debt Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	7/25/2013	$ 1,396,755	$ 52,500
Petroleos de Venezuela SA	2/27/2014	807,052	32,000
		$ 2,203,807	$ 84,500

At December 31, 2020, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 44,825	USD 53,652	JPMorgan Chase Bank N.A.	02/05/21	$1,151
				$1,151

At December 31, 2020, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	60	03/31/21	$ 13,258,594	$ 12,222
U.S. Treasury 5-Year Note	68	03/31/21	8,579,156	16,994
U.S. Treasury Long Bond	30	03/22/21	5,195,625	(43,664)
			$ 27,033,375	$ (14,448)
Short Contracts:
U.S. Treasury 10-Year Note	(55)	03/22/21	(7,594,297)	(6,178)
U.S. Treasury Ultra 10-Year Note	(92)	03/22/21	(14,385,062)	56,505
U.S. Treasury Ultra Long Bond	(14)	03/22/21	(2,989,875)	29,711
			$ (24,969,234)	$ 80,038

Currency Abbreviations

EUR	-	EU Euro

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

USD	-	United States Dollar

At December 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $179,799,483.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 20,061,518
Gross Unrealized Depreciation	(9,932,883)
Net Unrealized Appreciation	$ 10,128,635